6. Deconsolidation of Sinsin (Tables)	12 Months Ended
Dec. 31, 2018
Deconsolidation Of Sinsin
Financial position as of the date of deconsolidation

Therefore, the Group deconsolidated Sinsin as of January 1, 2017. The financial position of Sinsin as of the date of deconsolidation was as below:

January 1, 2017
ASSETS
Restricted cash	$2,679
Accounts receivable	3,594
Prepaid expenses and other current assets	4,000
Amount due from inter-group entities	7,817
Property, plant and equipment, net	55,458
Deferred tax assets	179
Total assets	$73,727
LIABILITIES
Accounts payable	$809
Income tax payable	243
Deferred tax liabilities	2,958
Other current liabilities	111
Total liabilities	$4,121